Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities	Accrued Expenses and Other Current LiabilitiesAccrued expenses and other current liabilities, consisted of the following as of December 31, 2021 and December 31, 2020:

	December 31,	December 31,
	2021	2020
Employee phantom share plan liability(1)	$152,422	$57,752
Contingent stock liability(2)	—	130,594
Employee related accruals(3)	150,634	98,481
Accrued professional fees(4)	39,440	57,151
Accrued legal liability(5)	79,013	11,965
Tax related accruals(6)	28,538	45,127
Accrued royalty costs(7)	71,281	5,376
Other accrued expenses and other current liabilities(8)	158,275	163,236
Total accrued expenses and other current liabilities	$679,603	$569,682

(1)See Note 4 - Business Combinations, Note 11 - Fair Value Measurements, Note 17 - Employment and Compensation Arrangements and Note 25 - Restructuring and Impairment, for further information with respect to the employee phantom share plan liabilities.
(2)Represents contingent stock consideration associated with the CPA Global and DRG acquisitions. See Note 4 - Business Combinations and Note 23 - Commitments and Contingencies for further information.
(3)Employee related accruals include accrued payroll, bonus and employee commissions.
(4)Professional and outside service-related fees include accrued legal fees, audit fees, outside services, technology, and contractor fees.
(5)Of the balance as of December 31, 2021, our best estimate of the Company's potential liability for the larger legal claims is $60,500, which includes estimated legal costs and accrued interest. See Note 23 - Commitments and Contingencies for further information with respect to the probable claim reserves.
(6)Tax related accruals include value-added tax payable and other current taxes payable.
(7)Represents accrued royalty costs associated with licensee agreements.
(8)Includes current liabilities due to customers, interest payable, and a collection of miscellaneous other current liabilities.